UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period

January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period

[ ] to [ ]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period

[ ] to [ ]

Date of Report (Date of earliest event reported):

February 13, 2012

Harley-Davidson Customer Funding Corp.(1)

(Exact name of securitizer as specified in its charter)

333-157910	0001114926
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

William S. Jue, Associate General Counsel, (312) 634-2829

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

(1)  Harley-Davidson Customer Funding Corp., as securitizer, is filing this Form ABS-15G in respect of all issuances of asset-backed securities by the following trusts: (i) Harley-Davidson Motorcycle Trust 2007-2 (Commission File Number 333-124935-06; Central Index Key Number 0001399611); (ii) Harley-Davidson Motorcycle Trust 2007-3 (Commission File Number 333-124935-07; Central Index Key Number 0001410639); (iii) Harley-Davidson Motorcycle Trust 2008-1 (Commission File Number 333-124935-08; Central Index Key Number 0001427157); (iv) Harley-Davidson Motorcycle Trust 2009-1 (Commission File Number 333-157910-01; Central Index Key Number 0001463563); (v) Harley-Davidson Motorcycle Trust 2009-2 (Commission File Number 333-157910-02; Central Index Key Number 0001467649); (vi) Harley-Davidson Motorcycle Trust 2009-3 (Commission File Number 333-157910-03; Central Index Key Number 0001473329); (vii) Harley-Davidson Motorcycle Trust 2009-4 (Commission File Number 333-157910-04; Central Index Key Number 0001477488); (viii) Harley-Davidson Motorcycle Trust 2010-1 (Commission File Number 333-157910-05; Central Index Key Number 0001505689); (ix) Harley-Davidson Motorcycle Trust 2011-1 (Commission File Number 333-157910-06; Central Index Key Number 0001526572); and (x) Harley-Davidson Motorcycle Trust 2011-2 (Commission File Number 333-157910-07; Central Index Key Number 0001533643).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HARLEY-DAVIDSON CUSTOMER FUNDING CORP.

	By:	/s/ James Darrell Thomas
Name: James Darrell Thomas
Title: Vice President, Treasurer and Assistant Secretary

February 13, 2012

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